Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Debts - Summary of Securities Sold Under Repurchase Agreements and Interbank Market Debt (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment Repurchase Agreement [Abstract]
Debentures of own issue	R$ 58,837	R$ 132,149